Taxes on Income - Uncertain Tax Positions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
A roll forward of the unrecognized tax benefits related to uncertain income tax positions
Balance at the beginning of the period	$ 77	$ 51	$ 66
Additions related to acquisitions		55
Additions based on tax positions related to the current year	18	18	1
Additions for tax positions of prior years	1	6	2
Reductions related to Divestment Business		(30)
Reductions for tax positions of prior years		(5)
Reductions for settlements	(7)		(8)
Reductions due to lapse of statute of limitations	(12)	(16)	(6)
Decrease resulting from foreign currency exchange rates	7	(2)	(4)
Balance at the end of the period	84	77	51
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	(3)
Tax benefit related to uncertain tax positions included in annual provision for income taxes		3	(4)
Amount of unrecognized tax benefits that, if recognized, would reduce tax expense	99
Additional income tax expense related to interest on unrecognized tax benefit	(4)	3	2
Accrued interest related to unrecognized tax benefit	7	$ 10	9
Accrued penalties related to unrecognized tax benefit	$ 10		$ 0	$ 0